Other Liabilities	12 Months Ended
Dec. 31, 2022
Other liabilities
Other Liabilities

25. Other liabilities

The breakdown of Other liabilities is as follows:

	12/31/2021	12/31/2022

Sundry creditors	9,433	13,736
Cash balances undrawn	127	373
Accrued personnel obligations	4,059	4,222
Other obligations	3,421	3,077
Credit and debit card operation balances	2,838	3,267
	19,878	24,675